Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended
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C000253970
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYCF
Accumulated Value					$ 10,016	$ 10,000			$ 10,004			$ 10,051			$ 10,083			$ 10,130			$ 10,182			$ 10,219		$ 10,259		$ 10,291		$ 10,341		$ 10,376		$ 10,433		$ 10,479	$ 10,515	$ 10,554	$ 10,593	$ 10,632	$ 10,664	$ 10,685	$ 10,725	$ 10,767	$ 10,802	$ 10,841	$ 10,881
C000253976
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYCG
Accumulated Value					10,001	10,000			9,924			9,984			9,988			10,031			10,106			10,151		10,209		10,225		10,295		10,313		10,397		10,444	10,476	10,522	10,567	10,607	10,645	10,626	10,672	10,712	10,739	10,772	10,813
C000253977
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYCH
Accumulated Value					9,999	10,000			9,873			9,956			9,912			9,975			10,085			10,131		10,203		10,222		10,318		10,322		10,433		10,473	10,509	10,563	10,602	10,646	10,696	10,632	10,669	10,703	10,719	10,738	10,773
C000253978
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYCI
Accumulated Value					9,992	10,000			9,828			9,927			9,858			9,911			10,039			10,080		10,162		10,180		10,290		10,297		10,421		10,463	10,500	10,564	10,592	10,640	10,713	10,609	10,648	10,675	10,689	10,684	10,716
C000253979
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYCJ
Accumulated Value					9,983	10,000			9,778			9,889			9,792			9,854			10,002			10,036		10,110		10,129		10,260		10,274		10,417		10,463	10,499	10,572	10,589	10,623	10,730	10,581	10,629	10,653	10,660	10,614	10,640
C000253980
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYCK
Accumulated Value					9,994	10,000			9,774			9,902			9,765			9,834			10,007			10,026		10,091		10,105		10,279		10,283		10,440		10,502	10,540	10,621	10,634	10,670	10,793	10,616	10,666	10,695	10,706	10,637	10,651
C000253981
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYCL
Accumulated Value					9,983	10,000			9,745			9,883			9,714			9,759			9,948			9,951		9,976		10,016		10,202		10,228		10,356		10,475	10,510	10,602	10,597	10,636	10,778	10,571	10,623	10,660	10,668	10,574	10,585
C000253982
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYCM
Accumulated Value					9,988	10,000			9,745			9,888			9,700			9,749			9,950			9,951		9,969		10,000		10,211		10,225		10,345		10,471	10,512	10,608	10,598	10,618	10,772	10,568	10,622	10,672	10,680	10,548	10,575
C000253983
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYCN
Accumulated Value					9,978	10,000			9,719			9,880			9,678			9,714			9,932			9,916		9,919		9,942		10,165		10,176		10,297		10,442	10,486	10,585	10,567	10,583	10,745	10,526	10,580	10,638	10,650	10,507	10,535
C000253971
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYMF
Accumulated Value					10,028	10,000			9,975			10,048			10,023			10,065			10,114			10,090		10,060		10,095		10,143		10,170		10,215		10,259	10,273	10,302	10,327	10,363	10,389	10,386	10,400	10,438	10,461	10,478	10,500
C000253972
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYMG
Accumulated Value					10,022	10,000			9,937			10,029			9,989			10,020			10,073			10,017		9,952		9,993		10,049		10,069		10,140		10,176	10,193	10,227	10,257	10,302	10,344	10,319	10,347	10,372	10,403	10,404	10,432
C000253973
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYMH
Accumulated Value					10,019	10,000			9,885			9,985			9,914			9,950			10,014			9,943		9,904		9,919		9,981		9,989		10,044		10,135	10,175	10,203	10,233	10,285	10,350	10,282	10,317	10,340	10,378	10,359	10,388
C000253974
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYMI
Accumulated Value					9,992	10,000			9,873			10,015			9,920			9,939			10,011			9,921		9,882		9,905		9,980		9,998		10,064		10,154	10,190	10,218	10,252	10,325	10,390	10,276	10,326	10,350	10,391	10,336	10,367
C000253975
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYMJ
Accumulated Value					10,010	10,000			9,872			10,020			9,928			9,977			10,048			9,932		9,882		9,912		9,994		10,004		10,065		10,194	10,260	10,293	10,323	10,399	10,471	10,331	10,390	10,413	10,451	10,382	10,404
C000263199
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYCO
Accumulated Value			$ 9,937	$ 10,000				$ 9,978			$ 10,085			$ 10,061			$ 10,073			$ 10,236			$ 10,009		$ 10,053		$ 10,112		$ 10,126		$ 9,959		$ 9,979
C000263200
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYMK
Accumulated Value			9,973	10,000				10,052			10,081			10,104			10,204			10,279			10,083		10,145		10,171		10,209		10,117		10,140
C000267387
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYHA
Accumulated Value	$ 10,004	$ 10,000					$ 9,993			$ 10,083			$ 10,129			$ 10,149			$ 10,168			$ 10,223
C000267388
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYHB
Accumulated Value	10,002	10,000					9,977			10,098			10,147			10,178			10,200			10,282
C000267390
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYHD
Accumulated Value	9,987	10,000					9,889			10,082			10,159			10,221			10,205			10,328
C000267391
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYHE
Accumulated Value	9,981	10,000					9,879			10,073			10,133			10,177			10,132			10,216
C000267389
Account Value [Line Items]
Line Graph and Table Measure Name																																			MYHC
Accumulated Value	9,989	10,000					9,934			10,114			10,197			10,237			10,253			10,350
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,981	10,000			9,733			9,836			9,675			9,726			9,940			9,944		9,983		9,912		10,064		10,037		10,158		10,268	10,333	10,397	10,381	10,392	10,563	10,376	10,388	10,420	10,446	10,309	10,350
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,981	10,000			9,733			9,836			9,675			9,726			9,940			9,944		9,983		9,912		10,064		10,037		10,158		10,268	10,333	10,397	10,381	10,392	10,563	10,376	10,388	10,420	10,446	10,309	10,350
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,981	10,000			9,733			9,836			9,675			9,726			9,940			9,944		9,983		9,912		10,064		10,037		10,158		10,268	10,333	10,397	10,381	10,392	10,563	10,376	10,388	10,420	10,446	10,309	10,350
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,981	10,000			9,733			9,836			9,675			9,726			9,940			9,944		9,983		9,912		10,064		10,037		10,158		10,268	10,333	10,397	10,381	10,392	10,563	10,376	10,388	10,420	10,446	10,309	10,350
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,981	10,000			9,733			9,836			9,675			9,726			9,940			9,944		9,983		9,912		10,064		10,037		10,158		10,268	10,333	10,397	10,381	10,392	10,563	10,376	10,388	10,420	10,446	10,309	10,350
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,981	10,000			9,733			9,836			9,675			9,726			9,940			9,944		9,983		9,912		10,064		10,037		10,158		10,268	10,333	10,397	10,381	10,392	10,563	10,376	10,388	10,420	10,446	10,309	10,350
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,981	10,000			9,733			9,836			9,675			9,726			9,940			9,944		9,983		9,912		10,064		10,037		10,158		10,268	10,333	10,397	10,381	10,392	10,563	10,376	10,388	10,420	10,446	10,309	10,350
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,981	10,000			9,733			9,836			9,675			9,726			9,940			9,944		9,983		9,912		10,064		10,037		10,158		10,268	10,333	10,397	10,381	10,392	10,563	10,376	10,388	10,420	10,446	10,309	10,350
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value					9,981	10,000			9,733			9,836			9,675			9,726			9,940			9,944		9,983		9,912		10,064		10,037		10,158		10,268	10,333	10,397	10,381	10,392	10,563	10,376	10,388	10,420	10,446	10,309	10,350
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Municipal Bond Index
Accumulated Value					10,009	10,000			9,863			10,034			9,888			9,937			10,036			9,866		9,786		9,793		9,854		9,834		9,919		10,149	10,275	10,298	10,308	10,404	10,534	10,289	10,407	10,446	10,547	10,351	10,328
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Municipal Bond Index
Accumulated Value					10,009	10,000			9,863			10,034			9,888			9,937			10,036			9,866		9,786		9,793		9,854		9,834		9,919		10,149	10,275	10,298	10,308	10,404	10,534	10,289	10,407	10,446	10,547	10,351	10,328
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Municipal Bond Index
Accumulated Value					10,009	10,000			9,863			10,034			9,888			9,937			10,036			9,866		9,786		9,793		9,854		9,834		9,919		10,149	10,275	10,298	10,308	10,404	10,534	10,289	10,407	10,446	10,547	10,351	10,328
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Municipal Bond Index
Accumulated Value					10,009	10,000			9,863			10,034			9,888			9,937			10,036			9,866		9,786		9,793		9,854		9,834		9,919		10,149	10,275	10,298	10,308	10,404	10,534	10,289	10,407	10,446	10,547	10,351	10,328
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Municipal Bond Index
Accumulated Value					10,009	10,000			9,863			10,034			9,888			9,937			10,036			9,866		9,786		9,793		9,854		9,834		9,919		10,149	10,275	10,298	10,308	10,404	10,534	10,289	10,407	10,446	10,547	10,351	10,328
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value			9,949	10,000				10,011			10,073			10,059			10,069			10,234			10,054		10,065		10,096		10,121		9,989		10,028
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Municipal Bond Index
Accumulated Value			9,970	10,000				10,094			10,117			10,126			10,221			10,348			10,108		10,224		10,262		10,361		10,169		10,146
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,038	10,000					9,861			9,872			9,903			9,927			9,798			9,836
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,038	10,000					9,861			9,872			9,903			9,927			9,798			9,836
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,038	10,000					9,861			9,872			9,903			9,927			9,798			9,836
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,038	10,000					9,861			9,872			9,903			9,927			9,798			9,836
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,038	10,000					9,861			9,872			9,903			9,927			9,798			9,836
SPDR ETFs Index: ICE 2026 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2026 Maturity U.S. Corporate Index
Accumulated Value					9,999	10,000			9,971			10,011			10,044			10,092			10,148			10,184		10,227		10,255		10,307		10,335		10,392		10,439	10,475	10,513	10,552	10,588	10,618	10,640	10,679	10,715	10,746	10,780	10,808
SPDR ETFs Index: ICE 2027 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2027 Maturity U.S. Corporate Index
Accumulated Value					9,992	10,000			9,913			9,964			9,972			10,021			10,098			10,142		10,205		10,219		10,290		10,298		10,386		10,431	10,466	10,510	10,555	10,595	10,633	10,612	10,657	10,696	10,719	10,754	10,793
SPDR ETFs Index: ICE 2028 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2028 Maturity U.S. Corporate Index
Accumulated Value					9,992	10,000			9,866			9,939			9,900			9,968			10,080			10,122		10,203		10,218		10,307		10,312		10,425		10,463	10,499	10,554	10,592	10,636	10,685	10,619	10,659	10,692	10,706	10,726	10,759
SPDR ETFs Index: ICE 2029 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2029 Maturity U.S. Corporate Index
Accumulated Value					9,987	10,000			9,822			9,909			9,848			9,909			10,044			10,079		10,154		10,176		10,285		10,294		10,424		10,464	10,505	10,567	10,594	10,647	10,721	10,612	10,654	10,683	10,693	10,688	10,719
SPDR ETFs Index: ICE 2030 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2030 Maturity U.S. Corporate Index
Accumulated Value					9,981	10,000			9,766			9,858			9,773			9,836			9,992			10,027		10,111		10,125		10,259		10,263		10,411		10,453	10,495	10,565	10,579	10,614	10,720	10,565	10,616	10,640	10,649	10,604	10,628
SPDR ETFs Index: ICE 2031 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2031 Maturity U.S. Corporate Index
Accumulated Value					9,990	10,000			9,777			9,883			9,751			9,832			10,015			10,034		10,110		10,121		10,285		10,288		10,453		10,510	10,552	10,633	10,643	10,679	10,798	10,608	10,666	10,696	10,702	10,632	10,652
SPDR ETFs Index: ICE 2032 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2032 Maturity U.S. Corporate Index
Accumulated Value					9,984	10,000			9,749			9,869			9,706			9,761			9,957			9,960		9,993		10,023		10,188		10,208		10,340		10,445	10,485	10,574	10,568	10,610	10,751	10,537	10,597	10,633	10,638	10,548	10,557
SPDR ETFs Index: ICE 2033 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2033 Maturity U.S. Corporate Index
Accumulated Value					9,982	10,000			9,728			9,850			9,673			9,730			9,939			9,936		9,966		9,992		10,190		10,207		10,330		10,458	10,498	10,597	10,583	10,601	10,764	10,543	10,599	10,647	10,648	10,520	10,547
SPDR ETFs Index: ICE 2034 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2034 Maturity U.S. Corporate Index
Accumulated Value					9,977	10,000			9,714			9,856			9,664			9,711			9,936			9,917		9,925		9,943		10,157		10,173		10,295		10,438	10,481	10,581	10,560	10,581	10,743	10,511	10,578	10,636	10,642	10,494	10,520
SPDR ETFs Index: ICE 2026 Maturity US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2026 Maturity U.S. Broad Municipal Index
Accumulated Value					10,007	10,000			9,967			10,015			10,000			10,049			10,092			10,078		10,067		10,105		10,150		10,191		10,229		10,251	10,271	10,302	10,330	10,367	10,399	10,387	10,414	10,442	10,474	10,482	10,505
SPDR ETFs Index: ICE 2027 Maturity US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2027 Maturity U.S. Broad Municipal Index
Accumulated Value					10,011	10,000			9,948			10,014			9,970			10,014			10,073			10,035		10,008		10,057		10,118		10,161		10,213		10,253	10,271	10,302	10,333	10,386	10,433	10,383	10,413	10,439	10,474	10,466	10,497
SPDR ETFs Index: ICE 2028 Maturity US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2028 Maturity U.S. Broad Municipal Index
Accumulated Value					10,016	10,000			9,925			10,012			9,942			9,985			10,061			9,994		9,955		10,008		10,081		10,130		10,199		10,258	10,282	10,309	10,343	10,413	10,480	10,387	10,425	10,448	10,491	10,457	10,492
SPDR ETFs Index: ICE 2029 Maturity US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2029 Maturity U.S. Broad Municipal Index
Accumulated Value					10,014	10,000			9,892			9,993			9,903			9,941			10,031			9,937		9,892		9,946		10,034		10,088		10,167		10,246	10,273	10,296	10,331	10,414	10,495	10,347	10,397	10,419	10,458	10,403	10,440
SPDR ETFs Index: ICE 2030 Maturity US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2030 Maturity U.S. Broad Municipal Index
Accumulated Value					$ 10,013	$ 10,000			$ 9,877			$ 10,000			$ 9,889			$ 9,933			$ 10,026			$ 9,895		$ 9,850		$ 9,904		$ 9,999		$ 10,042		$ 10,132		$ 10,245	$ 10,286	$ 10,310	$ 10,340	$ 10,434	$ 10,529	$ 10,325	$ 10,390	$ 10,414	$ 10,453	$ 10,367	$ 10,401
SPDR ETFs Index: ICE 2035 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2035 Maturity US Corporate Index
Accumulated Value			9,930	10,000				9,978			10,079			10,045			10,062			10,229			10,000		10,053		10,115		10,122		9,953		9,976
SPDR ETFs Index: ICE 2031 Maturity US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2031 Maturity US Broad Municipal Index
Accumulated Value			$ 9,962	$ 10,000				$ 10,024			$ 10,046			$ 10,072			$ 10,167			$ 10,277			$ 10,031		$ 10,105		$ 10,128		$ 10,169		$ 10,057		$ 10,093
SPDR ETFs Index: ICE 2027 Maturity US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2027 Maturity US High Yield Index
Accumulated Value	9,996	10,000					9,982			10,064			10,094			10,108			10,120			10,166
SPDR ETFs Index: ICE 2028 Maturity US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2028 Maturity US High Yield Index
Accumulated Value	9,994	10,000					9,952			10,078			10,108			10,134			10,139			10,209
SPDR ETFs Index: ICE 2030 Maturity US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2030 Maturity US High Yield Index
Accumulated Value	9,982	10,000					9,881			10,062			10,101			10,150			10,131			10,236
SPDR ETFs Index: ICE 2031 Maturity US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2031 Maturity US High Yield Index
Accumulated Value	9,977	10,000					9,835			10,016			10,073			10,100			10,039			10,122
SPDR ETFs Index: ICE 2029 Maturity US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																																			ICE 2029 Maturity US High Yield Index
Accumulated Value	$ 9,983	$ 10,000					$ 9,912			$ 10,067			$ 10,124			$ 10,135			$ 10,133			$ 10,226